SCHEDULE OF PROFIT/(LOSS) PER SHARE (Details) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Weighted average shares outstanding, basic	[1]	5,912,000	5,166,000	2,020,000
Weighted average shares outstanding, diluted	[1]	5,912,000	5,166,000	2,020,000
Basic net profit/(loss) per share	[1]	$ (1.99)	$ (1.51)	$ (2.27)
Diluted net profit/(loss) per share	[1]	$ (1.99)	$ (1.51)	$ (2.27)
Keyarch Acquisition Corporation [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net (Loss)/Profit		$ (465,904)	$ 843,672
Income earned on investment held in Trust Account		(3,656,444)	(1,701,869)
Accretion of carrying value to redemption value		(150,000)	(16,399,119)
Decrease in carrying value of redeemable shares due to reversal of offering costs			117,542
Net loss including accretion of equity into redemption value		(4,272,348)	(17,139,774)
Keyarch Acquisition Corporation [Member] | Redeemable Shares [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Accretion of carrying value to redemption value		(150,000)	(16,399,119)
Decrease in carrying value of redeemable shares due to reversal of offering costs			(117,542)
Allocation of net loss including accretion of temporary equity		(2,884,775)	(12,822,390)
Income earned on investment held in Trust Account		(3,656,444)	(1,701,869)
Allocation of net profit/(loss)		$ 921,669	$ 5,161,056
Weighted average shares outstanding, basic		7,526,010	10,631,507
Weighted average shares outstanding, diluted		7,526,010	10,631,507
Basic net profit/(loss) per share		$ 0.12	$ 0.49
Diluted net profit/(loss) per share		$ 0.12	$ 0.49
Keyarch Acquisition Corporation [Member] | NonRedeemable Shares [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Accretion of carrying value to redemption value
Decrease in carrying value of redeemable shares due to reversal of offering costs
Allocation of net loss including accretion of temporary equity		(1,387,573)	(4,317,384)
Income earned on investment held in Trust Account
Allocation of net profit/(loss)		$ (1,387,573)	$ (4,317,384)
Weighted average shares outstanding, basic		3,620,000	3,579,699
Weighted average shares outstanding, diluted		3,620,000	3,579,699
Basic net profit/(loss) per share		$ (0.38)	$ (1.21)
Diluted net profit/(loss) per share		$ (0.38)	$ (1.21)

[1]	Adjusted to reflect reverse stock split, see Note 11